Condensed Statement of Cash Flows - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Cash Flows from Operating Activities:
Net income	$ (2,092)	$ 335,550
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(732,299)
Unrealized gain on marketable securities held in Trust Account		(7,435)
Changes in operating assets and liabilities:
Prepaid expenses		(77,773)
Accounts payable and accrued expenses	2,092	50,457
Income taxes payable		169,029
Net cash used in operating activities		(262,471)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(174,225,000)
Net cash used in investing activities		(174,225,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		169,050,000
Proceeds from issuance of common stock to initial stockholder	25,000
Proceeds from sale of Placement Units		6,225,000
Payment of offering costs	(13,491)	(463,933)
Advances from related parties	13,491	204,923
Repayment of advances from related parties		(216,452)
Net cash provided by financing activities	25,000	174,799,538
Net Change in Cash	25,000	312,067
Cash - Beginning		25,000
Cash - Ending	$ 25,000	337,067
Non-Cash investing and financing activities:
Offering costs charged to additional paid in capital		217,612
Initial classification of common stock subject to possible redemption		169,819,829
Change in value of common stock subject to possible redemption		$ 336,204